Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

March 12, 2020

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File No. 333-235943) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Registrant”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Combined Information Statement and Prospectus and Statement of Additional Information relating to the proposed reorganization of the Registrant’s Reality Shares DIVCON Dividend Guard ETF with and into the Registrant’s Reality Shares DIVCON Dividend Defender ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 1. Post-Effective Amendment No. 1 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001104659-20-027252) on February 28, 2020.

Please do not hesitate to contact me with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001